SUPPLEMENT NO. 1, DATED MAY 1, 2003
                     TO TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 1, 2003

The Service Fee Table reflected on pages B-19 - B-20 of the Fund's Statement of Additional Information is replaced with the following updated Service Fee Table:

NAME OF FUND                                             SERVICES FEE RATE
--------------------------------------------------------------------------------

GROWTH EQUITY FUND
Institutional Class                                      0.04%

GROWTH & INCOME FUND
Retirement Class                                         0.34%
Institutional Class                                      0.04%

INTERNATIONAL EQUITY FUND
Retirement Class                                         0.34%
Institutional Class                                      0.03%

LARGE-CAP VALUE FUND
Retirement Class                                         0.34%
Institutional Class                                      0.04%
Retail Class                                             0.33%

MID-CAP GROWTH FUND
Retirement Class                                         0.34%
Institutional Class                                      0.04%
Retail Class                                             0.33%

MID-CAP VALUE FUND
Retirement Class                                         0.34%
Institutional Class                                      0.04%
Retail Class                                             0.33%

SMALL-CAP EQUITY FUND
Retirement Class                                         0.34%
Institutional Class                                      0.04%
Retail Class                                             0.19%

LARGE-CAP GROWTH INDEX FUND
Retirement Class                                         0.34%
Institutional Class                                      0.02%

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LARGE-CAP VALUE INDEX FUND
Retirement Class                                         0.34%
Institutional Class                                      0.02%

EQUITY INDEX FUND
Institutional Class                                      0.02%

S&P 500 INDEX FUND
Retirement Class                                         0.34%
Institutional Class                                      0.02%

MID-CAP GROWTH INDEX FUND
Retirement Class                                         0.34%
Institutional Class                                      0.02%

MID-CAP VALUE INDEX FUND
Retirement Class                                         0.34%
Institutional Class                                      0.02%

MID-CAP BLEND INDEX FUND
Retirement Class                                         0.34%
Institutional Class                                      0.02%

SMALL-CAP GROWTH INDEX FUND
Retirement Class                                         0.34%
Institutional Class                                      0.02%

SMALL-CAP VALUE INDEX FUND
Retirement Class                                         0.34%
Institutional Class                                      0.02%

SMALL-CAP BLEND INDEX FUND
Retirement Class                                         0.34%
Institutional Class                                      0.02%

INTERNATIONAL EQUITY INDEX FUND
Retirement Class                                         0.34%
Institutional Class                                      0.03%

SOCIAL CHOICE EQUITY FUND
Retirement Class                                         0.34%
Institutional Class                                      0.02%

REAL ESTATE SECURITIES FUND
Retirement Class                                         0.34%
Institutional Class                                      0.04%
Retail Class                                             0.33%

BOND FUND
Institutional Class                                      0.04%

INFLATION-LINKED BOND FUND
Institutional Class                                      0.03%
Retail Class                                             0.18%

MONEY MARKET FUND
Institutional Class                                      0.03%